SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Restricted cash	$ 500,000	$ 500,000
Useful lives	3 years	3 years
Capitalized computer software	$ 398,000	$ 398,000
Amortization Expense	132,702	132,702
Accumulated amortization	398,101
Investments in joint venture	100,000
Deferred revenue	1,779,794	933,361
Aircraft	12,214,556	21,862,728
Advertising expense	573,881	$ 426,728
Cash FDIC insured amount	250,000
Allowance for credit losses	$ 0
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation	3,659,015	3,216,408
Warrant [Member]
Product Information [Line Items]
Antidilutive securities excluded from EPS calculation	25,975,001	0
Jet Card [Member]
Product Information [Line Items]
Deferred revenue	$ 1,510,976	$ 933,361
Jet Application [Member]
Product Information [Line Items]
Deferred revenue	268,818
Fractional And Whole Aircraft Sales [Member]
Product Information [Line Items]
Aircraft		$ 17,200,000